Deposits and Other Demand Liabilities and Time Deposits - Schedule of Time Deposits and Other Time Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Time Deposits and Other Time Liabilities [abstract]
Time deposits	$ 10,076,331	$ 11,413,370
Time savings accounts	21,112	19,467
Other time liabilities		227
Totals	$ 10,097,443	$ 11,433,064